Schedule of analyzed operating lease liability (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Lease
Operating Lease Liability-noncurrent
Operating Lease Liability-current	108,996	224,822
Total	$ 108,996	$ 224,822